CONSOLIDATED STATEMENTS OF EARNINGS (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Income Statement [Abstract]
Net revenues	$ 77,393	[1]	$ 76,346	[1]	$ 67,713	[1]
Cost of sales	10,373		10,678		9,713
Excise taxes on products	46,016		45,249		40,505
Gross profit	21,004		20,419		17,495
Marketing, administration and research costs	6,978		6,880		6,160
Asset impairment and exit costs (Note 5)	83		109		47
Amortization of intangibles	97		98		88
Operating income	13,846		13,332		11,200
Interest expense, net	859		800		876
Earnings before income taxes	12,987		12,532		10,324
Provision for income taxes	3,833		3,653		2,826
Net earnings	9,154		8,879		7,498
Net earnings attributable to noncontrolling interests	354		288		239
Net earnings attributable to PMI	$ 8,800		$ 8,591		$ 7,259
Per share data (Note 10):
Basic earnings per share	$ 5.17		$ 4.85		$ 3.93
Diluted earnings per share	$ 5.17		$ 4.85		$ 3.92

[1]	Total net revenues attributable to customers located in Germany, PMI’s largest market in terms of net revenues, were $7.7 billion, $8.1 billion and $7.5 billion for the years ended December 31, 2012, 2011 and 2010, respectively.